FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

Nuveen Multi-Market Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: June 30

Date of reporting period: June 30, 2017

Item 1. Proxy Voting Record

ICA File Num	Registrant Name	fund name	company name	Ticker	security id	Meeting_Date	Proponent	item desc	mgt rec vote	client vote	Vote cast “for” or “against” Mgmt
811-05642	Nuveen Multi-Market Income Fund	Nuveen Multi-Market Income Fund	BlackRock Credit Allocation Income Trust	BTZ	92508100	7/26/2016	Management	Elect Director Catherine A. Lynch	For	For	For
811-05642	Nuveen Multi-Market Income Fund	Nuveen Multi-Market Income Fund	BlackRock Credit Allocation Income Trust	BTZ	92508100	7/26/2016	Management	Elect Director Richard E. Cavanagh	For	For	For
811-05642	Nuveen Multi-Market Income Fund	Nuveen Multi-Market Income Fund	BlackRock Credit Allocation Income Trust	BTZ	92508100	7/26/2016	Management	Elect Director Cynthia L. Egan	For	For	For
811-05642	Nuveen Multi-Market Income Fund	Nuveen Multi-Market Income Fund	BlackRock Credit Allocation Income Trust	BTZ	92508100	7/26/2016	Management	Elect Director Jerrold B. Harris	For	For	For
811-05642	Nuveen Multi-Market Income Fund	Nuveen Multi-Market Income Fund	BlackRock Credit Allocation Income Trust	BTZ	92508100	7/26/2016	Management	Elect Director Barbara G. Novick	For	For	For
811-05642	Nuveen Multi-Market Income Fund	Nuveen Multi-Market Income Fund	Pioneer Floating Rate Trust	PHD	72369J102	9/20/2016	Management	Elect Director David R. Bock	For	For	For
811-05642	Nuveen Multi-Market Income Fund	Nuveen Multi-Market Income Fund	Pioneer Floating Rate Trust	PHD	72369J102	9/20/2016	Management	Elect Director Lisa M. Jones	For	For	For
811-05642	Nuveen Multi-Market Income Fund	Nuveen Multi-Market Income Fund	Pioneer Floating Rate Trust	PHD	72369J102	9/20/2016	Management	Elect Director Lorraine H. Monchak	For	For	For
811-05642	Nuveen Multi-Market Income Fund	Nuveen Multi-Market Income Fund	Pioneer Floating Rate Trust	PHD	72369J102	6/13/2017	Management	Approve Investment Advisory Agreement with Pioneer Investment Management, Inc.	For	For	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multi-Market Income Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 29, 2017